                                  ARMADA FUNDS
             EQUITY, BALANCED, FIXED INCOME AND TAX FREE BOND FUNDS
                        CLASS A, B AND C SHARES (RETAIL)

                       Supplement dated January 11, 2001
                    to the Prospectus Dated October 2, 2000

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective March 1, 2001, the Prospectus will be amended as follows:

- The name of the Armada Equity Income Fund is changed to the Armada Large Cap Value Fund each place the name appears in the Prospectus.

- The Fund Summary for the Equity Income Fund on page 6 is updated as follows

       Investment Focus: Value-oriented equity securities

       Principal Investment Strategy: Investing in value-oriented common stocks of larger issuers

       Investor Profile: Investors seeking capital appreciation and who are willing to accept the risk of investing in value-oriented equity securities.

- Delete the first sentence of the first paragraph under the heading, "PRINCIPAL INVESTMENT STRATEGIES" on page 6 and replace it with the following information:

       "The Armada Large Cap Value Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded large capitalization equity securities."

- Delete the first sentence of the second paragraph under the heading "PRINCIPAL INVESTMENT STRATEGIES" on page 6 and replace it with the following information:

       "The Fund normally invests at least 80% of its net assets in common stocks and securities convertible into common stocks of value-oriented companies."

- Delete the third sentence of the second paragraph under the heading "PRINCIPAL INVESTMENT STRATEGIES" on page 6 and replace it with the following information:

       "In buying and selling securities for the Fund, the Adviser attempts to emphasize equity securities that the Adviser believes are undervalued relative to the general market."

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 ARM-SU-001-0200

                                  ARMADA FUNDS
             EQUITY, BALANCED, FIXED INCOME AND TAX FREE BOND FUNDS
                         CLASS I SHARES (INSTITUTIONAL)

                       Supplement dated January 11, 2001
                    to the Prospectus Dated October 2, 2000

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective March 1, 2001, the Prospectus will be amended as follows:

- The name of the Armada Equity Income Fund is changed to the Armada Large Cap Value Fund each place the name appears in the Prospectus.

- The Fund Summary for the Equity Income Fund on page 6 is updated as follows:

       Investment Focus: Value-oriented equity securities

       Principal Investment Strategy: Investing in value-oriented common stocks of larger issuers

       Investor Profile: Investors seeking capital appreciation and who are willing to accept the risk of investing in value-oriented equity securities.

- Delete the first sentence of the first paragraph under the heading, "PRINCIPAL INVESTMENT STRATEGIES" on page 6 and replace it with following information:

       "The Armada Large Cap Value Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded large capitalization equity securities."

- Delete the first sentence of the second paragraph under the heading "PRINCIPAL INVESTMENT STRATEGIES" on page 6 and replace it with the following information:

       "The Fund normally invests at least 80% of its net assets in common stocks and securities convertible into common stocks of value-oriented companies."

- Delete the third sentence of the second paragraph under the heading "PRINCIPAL INVESTMENT STRATEGIES" on page 6 and replace it with the following information:

       "In buying and selling securities for the Fund, the Adviser attempts to emphasize equity securities that the Adviser believes are undervalued relative to the general market."

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 ARM-SU-002-0200

                                  ARMADA FUNDS

                       Supplement dated January 11, 2001
        to the Statement of Additional Information dated October 2, 2000

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
           THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ
          IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

Effective March 1, 2001, the Statement of Additional Information will be amended as follows:

- The name of the Armada Equity Income Fund is changed to the Armada Large Cap Value Fund each place the name appears in the Statement of Additional Information.

- Delete the paragraph under the heading "ARMADA EQUITY INCOME FUND" on page 3 and replace it with the following information:

       ARMADA LARGE CAP VALUE FUND

       The Fund will normally invest at least 80% of the value of its net assets in common stocks and securities convertible into common stocks of value-oriented companies. The Adviser will generally dispose of securities when they fail to satisfy investment criteria. The Fund is managed with a value approach, exhibiting aggregate valuation characteristics such as price/earnings, price/book and price/cash flow ratios which are at a discount to the market averages. Additional factors, such as private market value, balance sheet strength, and long-term earnings potential are also considered in stock selection.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 ARM-SU-005-0200